SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Cash equivalents	$ 0	$ 0
Accounts receivable	0	0
Advertising costs	$ 189,000	$ 119,000